Material Partly-owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Material Partly-owned Subsidiaries
Schedule of subsidiaries that has NCI that is material to the Group
Name of Subsidiaries	Principal place of business	Proportion of ownership interest held by NCI	(Loss)/Profit allocated to NCI during the reporting period	Accumulated NCI at the end of reporting period
Held by Reebonz Holding Limited		%	US$'000	US$'000
31 December 2017
Reebonz Korea	Korea	50.8	(122)	421

31 December 2018
Reebonz Korea	Korea	41.6	63	2,323

Held by Reebonz Korea

31 December 2017
Invitree Co., Ltd	Korea	55.7	(332)	(1,860)

31 December 2018
Invitree Co., Ltd	Korea	47.4	(277)	(2,081)

Schedule of financial information about subsidiaries with material NCI

	Sub-consolidation of Reebonz Korea
	31/12/2017	31/12/2018
	US$'000	US$'000

Summarized statement of financial position
Current assets	3,204	3,728
Non-current assets	172	155
Goodwill	1,568	1,542
Current liabilities	(6,727)	(3,020)
Non-current liabilities	(302)	(297)
Total (deficit)/surplus	(2,085)	2,108

Attributable to NCI, allocated according to changes in equity interest during the year	(1,439)	242

	Sub-consolidation of Reebonz Korea
	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000
Summarized statement of comprehensive income
Revenue	19,370	21,092	21,841
Loss for the year	(1,096)	(835)	(416)
Other comprehensive (loss)/income	(3)	(28)	9
Total comprehensive loss	(1,099)	(863)	(407)

Attributable to NCI, allocated according to changes in equity interest during the year	(574)	(454)	(214)

Summarized cash flow information
Operating	242	(458)	(3,543)
Investing	(91)	(10)	(7)
Financing	–	–	3,597
Net increase/(decrease) in cash and cash equivalents	151	(468)	47